Subsequent Events - 2011 Results and Liquidity Update (Unaudited)	12 Months Ended
Dec. 31, 2010
Subsequent Events - 2011 Results and Liquidity Update (Unaudited) [Abstract]
Subsequent Events - 2011 Results and Liquidity Update (Unaudited)

21. Subsequent Events - 2011 Results and Liquidity Update (Unaudited)

The subsequent event information that follows should be read in conjunction with the information included in the Company’s Form 10-K for the year ended December 31, 2010, filed February 22, 2011, other than Items 6, 7 and 8 (as updated herein), the information contained in the Company’s Form 10-Q for the quarter ended March 31, 2011, filed May 4, 2011, other than Items 1 and 2 (as updated herein), the Company’s Form 10-Q for the quarter ended June 30, 2011, filed August 4, 2011 and the Company’s Form 10-Q for the quarter ended September 30, 2011, filed November 3, 2011.

As of September 30, 2011, we offered our services in 88 markets in the United States covering an estimated 134.9 million people, including an estimated 132.7 million people covered by our 4G mobile broadband networks in 71 markets. We ended the quarter with approximately 1.3 million retail and 8.2 million wholesale subscribers. As of September 30, 2011, our other 17 markets in the United States, covering an estimated 2.2 million people, continued to operate with a legacy network technology, which we refer to as Pre-4G, that is based on a proprietary set of technical standards offered by a subsidiary of Motorola Solutions, Inc., which we refer to as Motorola.

Internationally, as of September 30, 2011, our networks covered an estimated 2.9 million people and we had approximately 40,000 retail subscribers. We offer 4G mobile broadband services in Seville and Malaga, Spain and a Pre-4G network in Brussels and Ghent, Belgium. As a result of a strategic decision to focus investment in the United States market, during the second quarter of 2011, we committed to sell our operations in Belgium, Germany and Spain. We expect these sales to be completed by the second quarter of 2012. As a result, the assets and related liabilities and results of operations of these international operations are separately disclosed as discontinued operations.

        On April 18, 2011, we signed a series of agreements with Sprint that substantially changed the terms upon which we sell 4G wireless broadband services to Sprint and purchase 3G wireless services from Sprint. Under those agreements, which we collectively refer to as the Sprint Wholesale Amendments, the parties agreed on a new usage-based pricing structure that applies to most 4G wireless broadband services purchased by Sprint, and Sprint agreed, subject to certain exceptions, to pay us a minimum of $300.0 million for our services in 2011 and $550.0 million in 2012, to prepay us another $175.0 million over a two-year period for services purchased beyond those covered by the minimum commitment and to pay us approximately $28.2 million to settle outstanding disputes related to prior usage. Additionally, the Sprint Wholesale Amendments resolved a number of disputes related to wholesale pricing. Of these amounts, Sprint paid us approximately $305.6 million during the first nine months of 2011 and $110.1 million in October 2011.

We have also implemented various cost savings initiatives. We entered into a managed services agreement with Ericsson, under which Ericsson will operate, maintain, and support our network. As part of the agreement, approximately 700 network operations employees and contractors were transferred to Ericsson, and we will pay Ericsson annual service fees over the 7-year term. Additionally, we transitioned a substantial portion of our current customer care operations to TeleTech Holdings, Inc., which we refer to as TeleTech, in connection with the expansion of an existing outsourcing agreement. Under the agreement, TeleTech will be responsible for managing day-to-day customer care services for our customers. Approximately 700 customer care employees in Las Vegas, Nevada and Milton, Florida were transferred to TeleTech. With these agreements and other reductions in our workforce, as of September 30, 2011, we had approximately 3,200 fewer employees than we had at our peak in the third quarter 2010 and ended the quarter with 1,053 employees. To reduce costs, we also terminated, or elected not to renew, a number of existing tower leases that are not currently used to provide service. In addition, we continued to lower the cost of our retail business by, among other things, increasing the use of lower cost sales channels such as indirect dealers and online sales and reducing the amount we spend on marketing. Each of these actions has lowered our operating costs and our need for additional capital for our current business. However, we believe certain of these initiatives will also likely result in slower growth in our retail subscriber base throughout 2011 compared to prior periods.

Our future plans, which are subject to raising additional capital, focus on deploying Long Term Evolution technology, which we refer to as LTE, on our network alongside existing mobile WiMAX. With Sprint’s recent announcements that it plans to deploy its own LTE network and that it is only committed to selling mobile WiMAX devices through 2012, together with the recent decision by Sprint to limit usage of our mobile WiMAX network by its subscribers with hot spot functionality and non-smartphone devices, we believe that the revenues we will receive from our mobile WiMAX wholesale business in future periods, when combined with the revenues we expect to receive from our retail business, could fall materially short of the amount required to continue to operate our business. To generate sufficient revenues, we believe we need to both obtain further wholesale commitments from Sprint beyond those in the Sprint Wholesale Amendments and secure new wholesale partners. We believe that both require that we successfully implement our plans to deploy LTE alongside mobile WiMAX on our network.

Our initial LTE deployment, which we refer to as the LTE Network, would cover those areas of our existing markets where we and other carriers have historically experienced the highest concentration of usage. We believe that this scope of LTE deployment will provide us with the best opportunity to receive significant wholesale revenue from current and future wholesale partners over the long term, while not substantially impairing our retail business. In addition to the deployment of LTE, further network development may include, among other things, expanding our network to new markets and improving our network coverage in markets we have previously launched by increasing site density and/or our coverage area.

Reaching agreement with Sprint on an adequate wholesale commitment for our planned LTE Network, as well as an agreement providing us with additional mobile WiMAX revenue beyond the existing commitments under the Sprint Wholesale Amendments, is our top priority. On October 25, 2011, we entered into a non-binding cooperation agreement with Sprint to work together on the technical specifications of the LTE network. The cooperation extends to the design and operations of the network to ensure seamless hand-offs and service layer control that meet Sprint’s customer experience requirements, cover the cell site selection and timing of site builds, and involves working with original equipment manufacturers to design devices and to include certain chipsets in devices. While the cooperation agreement does not include any further wholesale commitments from Sprint, we believe that it may clear the way for an agreement on commercial terms under which Sprint would agree to utilize and pay for use on our LTE Network.

During the nine months ended September 30, 2011, we incurred $2.21 billion of net losses from continuing operations. We utilized $641.9 million of cash in operating activities of continuing operations and spent $387.1 million on capital expenditures in the improvement and maintenance of our networks. We do not expect our operations to generate cumulative positive cash flows during the next twelve months. As of September 30, 2011, we had available cash and short-term investments of approximately $697.8 million. On December 1, 2011, we have interest payments due on our outstanding indebtedness of $236.9 million.

As of September 30, 2011, we believe that we had sufficient cash to fund the near-term liquidity needs of our business for the next 12 months based on the cash and short term investments we had on hand as of the end of the quarter, the expected impact of our recent expense reductions, our decision to condition any further network development on receipt of additional capital, and the cash we expect to receive for our mobile WiMAX services from our retail business and from Sprint under the Sprint Wholesale Amendments. If our business fails to perform as we expect or if we incur unforeseen expenses, we may be required to raise additional capital in the near term to fund our current business. Also, we believe we will need to raise substantial additional capital to fund our business and meet our financial obligations beyond the next 12 months as well as to deploy the LTE Network and otherwise continue the development of our networks.

The amount of additional capital we will need to fund our business and the LTE Network, and the timing of our capital needs, will depend on a number of factors, many of which are outside of our control and subject to a number of uncertainties. The primary factor determining the amount of additional capital we require will be the amount of cash we receive from Sprint for our services, which will likely depend on whether we receive further wholesale commitments from Sprint beyond those in the Sprint Wholesale Amendments. Other factors include the amount of cash generated by our retail business and by the wholesale business from new and existing wholesale customers other than Sprint, our ability to maintain reduced operating expenses and capital expenditures and the accuracy of our other projections of future financial performance.

The amount and timing of additional financings, if any, to satisfy our additional capital needs are difficult to estimate at this time. We have been pursuing various alternatives for securing additional capital. We are continuing to seek additional equity and debt financing from a number of potential sources, including new and existing strategic investors, private or public offerings and vendors. With the recent trading price of our Class A common stock, any additional equity financings would be extremely dilutive to our stockholders, while any additional debt financings could increase our future financial commitments, including aggregate interest payments on our existing and new indebtedness, to levels that we find unsustainable. Other alternatives being explored include, among other things, a sale of certain of our assets that we believe are not essential for our business.

Our recent efforts to obtain additional capital have been hampered by, among other things, continued volatility in the capital markets, declines in the trading prices of our outstanding debt and equity, recent announcements by Sprint related to its future 4G business strategy and the perceived impact of Sprint’s new 4G strategy on our business and the value of our assets. If these events continue to adversely affect us, additional capital may not be available on acceptable terms, or at all.

If we are unable to raise sufficient additional capital or fail to receive adequate further wholesale commitments from Sprint, our business prospects, financial condition and results of operations will likely be materially and adversely affected, and we will be forced to consider all available alternatives.